JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.7%
General Dynamics Corp.	5,809	1,492,797
Lockheed Martin Corp.	3,137	1,452,274
		2,945,071
Automobiles & Parts — 0.5%
Ford Motor Co.	79,771	804,092
Gentex Corp.	43,501	1,127,546
Valvoline, Inc. *	11,624	431,366
		2,363,004
Banks — 2.1%
Bank of America Corp.	31,338	1,450,949
Citizens Financial Group, Inc.	6,501	309,253
Discover Financial Services	3,509	705,625
Fifth Third Bancorp	30,203	1,338,295
First Citizens BancShares, Inc., Class A	838	1,847,530
Huntington Bancshares, Inc.	87,172	1,499,358
KeyCorp	14,976	269,268
Popular, Inc. (Puerto Rico)	9,689	997,386
Regions Financial Corp.	17,517	431,619
US Bancorp	10,345	494,284
		9,343,567
Beverages — 2.1%
Boston Beer Co., Inc. (The), Class A *	3,273	820,443
Coca-Cola Co. (The)	24,972	1,585,223
Coca-Cola Consolidated, Inc.	1,072	1,466,089
Constellation Brands, Inc., Class A	5,969	1,079,195
Keurig Dr Pepper, Inc.	42,213	1,355,037
Molson Coors Beverage Co., Class B	30,084	1,647,099
Monster Beverage Corp. *	2,767	134,781
PepsiCo, Inc.	9,760	1,470,734
		9,558,601
Chemicals — 3.9%
Ashland, Inc.	11,797	748,992
Celanese Corp.	12,944	919,542
CF Industries Holdings, Inc.	21,101	1,945,723
Eastman Chemical Co.	18,188	1,812,434
Ecolab, Inc.	7,343	1,837,145
Element Solutions, Inc.	49,933	1,288,771
Huntsman Corp.	20,579	346,345
International Flavors & Fragrances, Inc.	15,523	1,351,898
Linde plc	2,932	1,308,024
LyondellBasell Industries NV, Class A	18,476	1,398,633
Mosaic Co. (The)	30,219	842,808
NewMarket Corp.	1,544	768,943
Olin Corp.	28,232	826,915

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)	13,402	951,006
Westlake Corp.	11,783	1,346,443
		17,693,622
Construction & Materials — 2.2%
A O Smith Corp.	19,062	1,282,873
Builders FirstSource, Inc. *	9,034	1,511,207
Carlisle Cos., Inc.	1,687	657,019
Carrier Global Corp.	5,718	373,843
Eagle Materials, Inc.	3,226	828,243
Fortune Brands Innovations, Inc.	7,231	518,246
Louisiana-Pacific Corp.	3,401	397,815
Masco Corp.	16,653	1,320,250
Owens Corning	8,037	1,483,228
Quanta Services, Inc.	5,539	1,703,852
		10,076,576
Consumer Services — 0.6%
Grand Canyon Education, Inc. *	2,433	427,332
H&R Block, Inc.	28,253	1,562,673
Service Corp. International	9,904	773,701
		2,763,706
Electricity — 6.7%
American Electric Power Co., Inc.	15,683	1,542,580
Brookfield Renewable Corp. (Canada)	8,673	231,482
Clearway Energy, Inc., Class C	9,806	254,270
CMS Energy Corp.	19,268	1,271,688
Consolidated Edison, Inc.	16,970	1,590,768
Dominion Energy, Inc.	28,160	1,565,414
DTE Energy Co.	11,633	1,394,564
Edison International	20,587	1,111,698
Entergy Corp.	24,287	1,969,190
Evergy, Inc.	29,198	1,873,636
Exelon Corp.	38,545	1,541,800
FirstEnergy Corp.	38,830	1,545,434
IDACORP, Inc.	823	90,481
NRG Energy, Inc.	18,534	1,898,623
OGE Energy Corp.	42,882	1,810,907
Pinnacle West Capital Corp.	20,207	1,757,201
PPL Corp.	55,247	1,856,299
Public Service Enterprise Group, Inc.	20,459	1,709,145
Southern Co. (The)	20,335	1,707,123
Vistra Corp.	11,514	1,934,697
Xcel Energy, Inc.	24,550	1,649,760
		30,306,760

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	3,513	1,486,034
Veralto Corp.	1,770	183,000
		1,669,034
Finance & Credit Services — 1.0%
Ally Financial, Inc.	30,985	1,207,485
MGIC Investment Corp.	64,433	1,645,619
OneMain Holdings, Inc.	18,500	1,027,490
SLM Corp.	22,359	624,040
		4,504,634
Food Producers — 6.7%
Archer-Daniels-Midland Co.	30,466	1,560,773
BellRing Brands, Inc. *	17,698	1,368,940
Bunge Global SA	18,507	1,408,938
Conagra Brands, Inc.	67,486	1,747,212
Corteva, Inc.	25,247	1,647,872
Flowers Foods, Inc.	51,569	1,008,174
Freshpet, Inc. *	3,596	575,180
General Mills, Inc.	28,256	1,699,316
Hershey Co. (The)	7,902	1,179,373
Hormel Foods Corp.	54,439	1,632,081
Ingredion, Inc.	12,662	1,727,603
J M Smucker Co. (The)	11,846	1,266,219
Kellanova	22,768	1,860,829
Kraft Heinz Co. (The)	49,609	1,480,332
McCormick & Co., Inc. (Non-Voting)	13,092	1,011,095
Mondelez International, Inc., Class A	23,639	1,370,826
Pilgrim's Pride Corp. *	25,772	1,199,429
Post Holdings, Inc. *	15,648	1,661,192
The Campbell's Co.	35,528	1,377,421
Tyson Foods, Inc., Class A	29,347	1,657,812
US Foods Holding Corp. *	25,547	1,812,049
		30,252,666
Gas, Water & Multi-utilities — 2.6%
Atmos Energy Corp.	5,248	747,892
Duke Energy Corp.	16,399	1,836,524
MDU Resources Group, Inc.	19,133	340,950
National Fuel Gas Co.	23,803	1,666,924
NiSource, Inc.	49,635	1,851,386
Sempra	19,230	1,594,744
UGI Corp.	66,211	2,034,664
WEC Energy Group, Inc.	16,509	1,638,683
		11,711,767
General Industrials — 1.9%
Eaton Corp. plc	4,979	1,625,345
Illinois Tool Works, Inc.	5,709	1,479,544
ITT, Inc.	7,133	1,077,226

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
Packaging Corp. of America	5,802	1,233,853
Parker-Hannifin Corp.	2,571	1,817,826
RPM International, Inc.	9,485	1,200,801
Sonoco Products Co.	846	40,303
		8,474,898
Health Care Providers — 2.8%
Chemed Corp.	1,395	783,990
Cigna Group (The)	5,052	1,486,349
DaVita, Inc. *	11,214	1,975,907
Elevance Health, Inc.	3,062	1,211,633
Encompass Health Corp.	5,556	551,544
HCA Healthcare, Inc.	4,587	1,513,297
Tenet Healthcare Corp. *	13,231	1,864,116
UnitedHealth Group, Inc.	2,942	1,596,006
Universal Health Services, Inc., Class B	9,465	1,784,720
		12,767,562
Household Goods & Home Construction — 1.7%
DR Horton, Inc.	9,770	1,386,363
Leggett & Platt, Inc.	6,081	64,215
Lennar Corp., Class A	10,152	1,332,349
Millrose Properties, Inc., REIT, Class A ‡ *	5,076	47,207
NVR, Inc. *	195	1,563,155
PulteGroup, Inc.	13,977	1,590,303
Toll Brothers, Inc.	11,936	1,621,028
		7,604,620
Industrial Engineering — 0.7%
Caterpillar, Inc.	3,351	1,244,695
Cummins, Inc.	4,852	1,728,525
		2,973,220
Industrial Materials — 0.7%
Avery Dennison Corp.	6,023	1,118,652
International Paper Co.	32,399	1,802,356
		2,921,008
Industrial Metals & Mining — 2.6%
Fastenal Co.	22,681	1,661,156
Freeport-McMoRan, Inc.	26,835	962,035
Nucor Corp.	9,881	1,269,017
RBC Bearings, Inc. *	1,303	454,421
Reliance, Inc.	5,938	1,719,051
Southern Copper Corp. (Mexico)	18,383	1,684,251
Steel Dynamics, Inc.	13,259	1,699,804
Timken Co. (The)	11,833	949,835
United States Steel Corp.	36,879	1,358,991
		11,758,561

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — 2.4%
Accenture plc, Class A (Ireland)	2,259	869,602
Booz Allen Hamilton Holding Corp.	9,400	1,212,600
Capital One Financial Corp.	9,806	1,997,581
Core & Main, Inc., Class A *	20,257	1,143,305
MSC Industrial Direct Co., Inc., Class A	13,878	1,115,930
Robert Half, Inc.	3,080	199,553
Synchrony Financial	27,092	1,868,806
Western Union Co. (The)	49,882	514,782
WW Grainger, Inc.	1,554	1,651,389
		10,573,548
Industrial Transportation — 1.1%
Allison Transmission Holdings, Inc.	15,662	1,840,912
CSX Corp.	17,681	581,174
Landstar System, Inc.	1,040	171,246
PACCAR, Inc.	2,223	246,486
Ryder System, Inc.	4,847	772,660
Union Pacific Corp.	5,412	1,341,040
		4,953,518
Investment Banking & Brokerage Services — 1.5%
Ameriprise Financial, Inc.	2,381	1,293,740
Apollo Global Management, Inc.	6,194	1,059,050
Berkshire Hathaway, Inc., Class B *	3,898	1,826,876
Jefferies Financial Group, Inc.	19,011	1,461,756
State Street Corp.	6,200	630,044
Virtu Financial, Inc., Class A	16,833	674,330
		6,945,796
Leisure Goods — 0.6%
Electronic Arts, Inc.	4,936	606,684
Garmin Ltd.	8,421	1,817,673
Harley-Davidson, Inc.	4,223	114,274
		2,538,631
Life Insurance — 0.9%
Aflac, Inc.	16,667	1,789,702
Prudential Financial, Inc.	3,656	441,499
Unum Group	24,536	1,870,870
		4,102,071
Media — 0.5%
Interpublic Group of Cos., Inc. (The)	23,235	666,147
Nexstar Media Group, Inc.	9,625	1,474,743
		2,140,890
Medical Equipment & Services — 4.1%
Abbott Laboratories	12,747	1,630,724
Becton Dickinson & Co.	3,808	942,861
Danaher Corp.	5,417	1,206,583
GE HealthCare Technologies, Inc.	12,247	1,081,410

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Globus Medical, Inc., Class A *	8,132	753,999
Hologic, Inc. *	18,316	1,321,316
Labcorp Holdings, Inc.	5,438	1,358,412
Medtronic plc	16,498	1,498,348
Quest Diagnostics, Inc.	10,601	1,729,023
ResMed, Inc.	5,839	1,379,055
Revvity, Inc.	8,967	1,131,008
STERIS plc	5,167	1,140,099
Stryker Corp.	3,605	1,410,600
Thermo Fisher Scientific, Inc.	1,277	763,327
West Pharmaceutical Services, Inc.	3,671	1,253,830
		18,600,595
Mortgage Real Estate Investment Trusts — 0.5%
Rithm Capital Corp.	126,948	1,461,172
Starwood Property Trust, Inc.	42,369	819,840
		2,281,012
Non-life Insurance — 2.7%
American Financial Group, Inc.	1,981	270,525
Arch Capital Group Ltd.	14,597	1,358,543
Assured Guaranty Ltd.	2,283	215,972
Chubb Ltd.	4,472	1,215,847
Everest Group Ltd.	3,603	1,252,079
Fidelity National Financial, Inc.	26,135	1,520,273
Hartford Financial Services Group, Inc. (The)	15,488	1,727,686
Marsh & McLennan Cos., Inc.	1,227	266,112
Old Republic International Corp.	38,278	1,400,209
Progressive Corp. (The)	7,261	1,789,401
Reinsurance Group of America, Inc.	3,474	791,586
WR Berkley Corp.	9,100	535,353
		12,343,586
Non-Renewable Energy — 6.6%
Antero Midstream Corp.	117,615	1,886,545
Cheniere Energy, Inc.	7,385	1,651,655
Chevron Corp.	10,381	1,548,741
ConocoPhillips	17,897	1,768,761
Coterra Energy, Inc.	65,909	1,826,997
Devon Energy Corp.	12,060	411,246
Diamondback Energy, Inc.	10,108	1,661,351
DT Midstream, Inc.	13,401	1,354,573
EOG Resources, Inc.	11,113	1,397,904
Expand Energy Corp.	6,015	611,124
Exxon Mobil Corp.	15,935	1,702,336
HF Sinclair Corp.	29,485	1,063,819
Kinder Morgan, Inc.	66,328	1,822,693
Marathon Petroleum Corp.	10,725	1,562,740
Permian Resources Corp.	123,061	1,802,844

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Phillips 66	12,613	1,486,694
Range Resources Corp.	8,347	309,173
Targa Resources Corp.	9,474	1,864,483
Valero Energy Corp.	13,453	1,789,249
Viper Energy, Inc.	8,812	413,283
Williams Cos., Inc. (The)	32,418	1,796,930
		29,733,141
Personal Care, Drug & Grocery Stores — 5.2%
Albertsons Cos., Inc., Class A	75,582	1,515,419
Casey's General Stores, Inc.	4,356	1,837,230
Cencora, Inc.	7,552	1,919,794
Church & Dwight Co., Inc.	14,697	1,550,828
Clorox Co. (The)	9,532	1,512,538
Colgate-Palmolive Co.	19,509	1,691,430
Kenvue, Inc.	78,738	1,676,332
Kimberly-Clark Corp.	13,644	1,773,311
Kroger Co. (The)	31,081	1,915,833
McKesson Corp.	3,055	1,816,961
Performance Food Group Co. *	20,393	1,841,692
Procter & Gamble Co. (The)	10,576	1,755,510
Spectrum Brands Holdings, Inc.	12,418	1,050,066
Sysco Corp.	20,751	1,513,163
		23,370,107
Personal Goods — 0.3%
Carter's, Inc.	2,153	116,090
NIKE, Inc., Class B	3,705	284,914
Ralph Lauren Corp.	3,403	849,729
		1,250,733
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.5%
AbbVie, Inc.	9,269	1,704,569
Amgen, Inc.	5,554	1,585,223
Bristol-Myers Squibb Co.	23,355	1,376,777
Cardinal Health, Inc.	13,113	1,621,554
Eli Lilly & Co.	1,870	1,516,720
Exelixis, Inc. *	16,454	545,450
Fortrea Holdings, Inc. *	6,740	113,299
Gilead Sciences, Inc.	17,190	1,670,868
Johnson & Johnson	7,192	1,094,263
Medpace Holdings, Inc. *	2,497	871,827
Merck & Co., Inc.	11,998	1,185,642
Organon & Co.	23,680	368,461
Regeneron Pharmaceuticals, Inc. *	1,460	982,551
United Therapeutics Corp. *	5,040	1,769,897
Vertex Pharmaceuticals, Inc. *	3,533	1,631,115

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Viatris, Inc.	108,471	1,223,553
Zoetis, Inc.	6,883	1,176,305
		20,438,074
Precious Metals & Mining — 0.4%
Newmont Corp.	20,066	857,219
Royal Gold, Inc.	5,885	822,841
		1,680,060
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	1,772	256,479
Jones Lang LaSalle, Inc. *	6,631	1,875,247
		2,131,726
Real Estate Investment Trusts — 8.6%
AvalonBay Communities, Inc.	6,470	1,433,170
Brixmor Property Group, Inc.	60,868	1,586,220
Camden Property Trust	11,317	1,286,856
Crown Castle, Inc.	7,252	647,458
CubeSmart	34,335	1,431,769
EPR Properties	17,263	795,824
Equity Residential	12,942	914,093
Essex Property Trust, Inc.	5,709	1,624,610
Federal Realty Investment Trust	3,658	397,368
First Industrial Realty Trust, Inc.	13,679	730,322
Gaming and Leisure Properties, Inc.	35,217	1,704,151
Highwoods Properties, Inc.	30,006	893,879
Host Hotels & Resorts, Inc.	97,829	1,634,723
Iron Mountain, Inc.	15,318	1,555,849
Kilroy Realty Corp.	19,862	775,015
Kimco Realty Corp.	62,106	1,394,280
Lamar Advertising Co., Class A	14,042	1,775,190
Mid-America Apartment Communities, Inc.	6,138	936,536
National Storage Affiliates Trust	9,758	362,510
NNN REIT, Inc.	18,622	733,521
Omega Healthcare Investors, Inc.	46,836	1,735,742
Park Hotels & Resorts, Inc.	71,749	967,894
Public Storage	4,741	1,415,094
Regency Centers Corp.	23,864	1,714,390
Simon Property Group, Inc.	10,021	1,742,251
STAG Industrial, Inc.	29,643	1,013,198
UDR, Inc.	11,107	463,606
Ventas, Inc.	18,248	1,102,544
VICI Properties, Inc.	48,931	1,456,676
Welltower, Inc.	14,035	1,915,497
Weyerhaeuser Co.	47,670	1,459,655
WP Carey, Inc.	17,354	970,262
		38,570,153

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — 4.1%
AutoZone, Inc. *	486	1,628,202
Best Buy Co., Inc.	11,785	1,011,860
Dick's Sporting Goods, Inc.	7,825	1,878,391
Gap, Inc. (The)	37,431	900,964
Kohl's Corp. (a)	1,917	25,324
Lowe's Cos., Inc.	6,026	1,567,001
Macy's, Inc.	51,793	806,935
O'Reilly Automotive, Inc. *	1,349	1,746,173
Penske Automotive Group, Inc.	9,492	1,572,160
Ross Stores, Inc.	7,205	1,084,785
Target Corp.	6,879	948,683
TJX Cos., Inc. (The)	12,758	1,592,071
Tractor Supply Co.	28,268	1,536,648
Williams-Sonoma, Inc.	9,744	2,059,589
		18,358,786
Software & Computer Services — 4.0%
Adobe, Inc. *	420	183,729
Alphabet, Inc., Class A	3,165	645,723
Amdocs Ltd.	12,631	1,113,928
CACI International, Inc., Class A *	1,261	487,074
Cognizant Technology Solutions Corp., Class A	20,413	1,686,318
Dolby Laboratories, Inc., Class A	3,729	312,229
Gartner, Inc. *	2,657	1,442,299
Gen Digital, Inc.	33,296	895,995
Hewlett Packard Enterprise Co.	56,652	1,200,456
International Business Machines Corp.	7,145	1,826,977
Intuit, Inc.	2,278	1,370,240
Leidos Holdings, Inc.	5,967	847,493
Meta Platforms, Inc., Class A	3,094	2,132,323
Microsoft Corp.	3,931	1,631,601
Oracle Corp.	9,574	1,628,154
Science Applications International Corp.	3,025	327,547
SS&C Technologies Holdings, Inc.	2,569	207,961
		17,940,047
Technology Hardware & Equipment — 4.1%
Amphenol Corp., Class A	24,851	1,758,954
Analog Devices, Inc.	7,618	1,614,178
Apple, Inc.	7,866	1,856,376
Applied Materials, Inc.	7,621	1,374,447
Broadcom, Inc.	9,429	2,086,355
Cirrus Logic, Inc. *	4,315	433,399
KLA Corp.	2,262	1,669,899
Lam Research Corp.	15,229	1,234,310
NetApp, Inc.	10,973	1,339,803
NVIDIA Corp.	14,480	1,738,614
QUALCOMM, Inc.	8,253	1,427,191

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Skyworks Solutions, Inc.	7,627	676,973
TD SYNNEX Corp.	8,999	1,282,447
		18,492,946
Telecommunications Equipment — 2.4%
Arista Networks, Inc. *	17,318	1,995,553
Ciena Corp. *	25,359	2,209,783
Cisco Systems, Inc.	30,963	1,876,358
Juniper Networks, Inc.	51,117	1,781,939
Motorola Solutions, Inc.	3,763	1,765,788
Ubiquiti, Inc.	2,858	1,153,317
		10,782,738
Telecommunications Service Providers — 2.4%
AT&T, Inc.	77,464	1,838,221
Charter Communications, Inc., Class A *	4,456	1,539,503
Comcast Corp., Class A	42,858	1,442,600
Frontier Communications Parent, Inc. *	41,487	1,483,575
GCI Liberty, Inc. Escrow ‡ *	2,678	—
Iridium Communications, Inc.	16,873	485,099
Liberty Global Ltd., Class C (Belgium) *	45,882	538,196
T-Mobile US, Inc.	7,573	1,764,282
Verizon Communications, Inc.	43,630	1,718,586
		10,810,062
Tobacco — 0.8%
Altria Group, Inc.	32,458	1,695,282
Philip Morris International, Inc.	14,091	1,834,648
		3,529,930
Travel & Leisure — 0.5%
Booking Holdings, Inc.	157	743,797
Darden Restaurants, Inc.	6,722	1,312,403
Travel + Leisure Co.	5,530	300,611
		2,356,811
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	7,416	1,727,928
Republic Services, Inc.	8,484	1,839,925
Waste Management, Inc.	8,301	1,828,378
		5,396,231
Total Common Stocks (Cost $365,873,057)		449,010,069
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (b) (c)(Cost $557,326)	557,326	557,326

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)(Cost $25,560)	25,560	25,560
Total Short-Term Investments (Cost $582,886)		582,886
Total Investments — 99.9% (Cost $366,455,943)		449,592,955
Other Assets in Excess of Liabilities — 0.1%		462,004
NET ASSETS — 100.0%		450,054,959

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $24,557.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	03/21/2025	USD	606,425	6,971

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$2,945,071	$—	$—	$2,945,071
Automobiles & Parts	2,363,004	—	—	2,363,004
Banks	9,343,567	—	—	9,343,567
Beverages	9,558,601	—	—	9,558,601
Chemicals	17,693,622	—	—	17,693,622
Construction & Materials	10,076,576	—	—	10,076,576
Consumer Services	2,763,706	—	—	2,763,706
Electricity	30,306,760	—	—	30,306,760
Electronic & Electrical Equipment	1,669,034	—	—	1,669,034
Finance & Credit Services	4,504,634	—	—	4,504,634
Food Producers	30,252,666	—	—	30,252,666
Gas, Water & Multi-utilities	11,711,767	—	—	11,711,767
General Industrials	8,474,898	—	—	8,474,898
Health Care Providers	12,767,562	—	—	12,767,562
Household Goods & Home Construction	7,557,413	—	47,207	7,604,620
Industrial Engineering	2,973,220	—	—	2,973,220
Industrial Materials	2,921,008	—	—	2,921,008
Industrial Metals & Mining	11,758,561	—	—	11,758,561
Industrial Support Services	10,573,548	—	—	10,573,548
Industrial Transportation	4,953,518	—	—	4,953,518
Investment Banking & Brokerage Services	6,945,796	—	—	6,945,796
Leisure Goods	2,538,631	—	—	2,538,631
Life Insurance	4,102,071	—	—	4,102,071
Media	2,140,890	—	—	2,140,890
Medical Equipment & Services	18,600,595	—	—	18,600,595
Mortgage Real Estate Investment Trusts	2,281,012	—	—	2,281,012
Non-life Insurance	12,343,586	—	—	12,343,586
Non-Renewable Energy	29,733,141	—	—	29,733,141
Personal Care, Drug & Grocery Stores	23,370,107	—	—	23,370,107
Personal Goods	1,250,733	—	—	1,250,733
Pharmaceuticals, Biotechnology & Marijuana Producers	20,438,074	—	—	20,438,074
Precious Metals & Mining	1,680,060	—	—	1,680,060
Real Estate Investment & Services	2,131,726	—	—	2,131,726
Real Estate Investment Trusts	38,570,153	—	—	38,570,153
Retailers	18,358,786	—	—	18,358,786
Software & Computer Services	17,940,047	—	—	17,940,047
Technology Hardware & Equipment	18,492,946	—	—	18,492,946
Telecommunications Equipment	10,782,738	—	—	10,782,738
Telecommunications Service Providers	10,810,062	—	— (a)	10,810,062
Tobacco	3,529,930	—	—	3,529,930
Travel & Leisure	2,356,811	—	—	2,356,811
Waste & Disposal Services	5,396,231	—	—	5,396,231
Total Common Stocks	448,962,862	—	47,207	449,010,069

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$557,326	$—	$—	$557,326
Investment of Cash Collateral from Securities Loaned	25,560	—	—	25,560
Total Short-Term Investments	582,886	—	—	582,886
Total Investments in Securities	$449,545,748	$—	$47,207	$449,592,955
Appreciation in Other Financial Instruments
Futures Contracts	$6,971	$—	$—	$6,971

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$182,000	$1,648,908	$1,805,348	$—	$—	$25,560	25,560	$1,062	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	712,498	5,861,167	6,016,339	—	—	557,326	557,326	11,040	—
Total	$894,498	$7,510,075	$7,821,687	$—	$—	$582,886		$12,102	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.